Financial Instruments - Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Carrying Amount [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	$ 19,116	$ 19,001	[1]
Debt	26,308	26,301	[1]
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	18,946	18,868
Debt	$ 26,508	$ 26,371

[1]	Certain amounts have been reclassified to conform to the current presentation of debt issuance costs in the consolidated balance sheet as of December 31, 2015, following the adoption of a new guidance, effective January 1, 2016.